Subsequent Events - Additional Information (Details) - Common Shares - At The Market Equity Offering Facility [Member] - CAD ($) $ in Millions	Mar. 13, 2024	Feb. 23, 2024
Disclosure of non-adjusting events after reporting period [line items]
Number of common shares sold	629,240
Proceeds from sale of common shares	$ 1.8
Maximum
Disclosure of non-adjusting events after reporting period [line items]
Common stock aggregate gross sales price		$ 60.0